Income taxes	12 Months Ended
Dec. 31, 2017
Income taxes

11. Income taxes

The provision for income taxes is as follows:

	Year ended December 31
	2017	2016
Deferred tax recovery	$(13)	$(252)

The provision for income taxes reflects an effective tax rate that differs from the combined federal and provincial statutory tax rate as follows:

	Year ended December 31
	2017	2016
Loss before taxes	$(97)	$(948)
Combined statutory tax rate (1)	27.0%	27.0%
Computed income tax recovery	$(26)	$(256)
Increase (decrease) resulting from:
Share-based compensation	2	1
Non-taxable foreign exchange (gain) loss	(2)	(11)
Unrecognized deferred tax asset	5	—
Adjustments related to prior years	5	14
Other	3	—

Deferred tax recovery	$(13)	$(252)

(1)	The tax rate represents the combined federal and provincial statutory tax rates for the Company and its subsidiaries for the years ended December 31, 2017 and December 31, 2016.

The net deferred income tax liability is comprised of the following:

	Balance January 1, 2017	Provision (Recovery) in Income	Recognized in Property, Plant and Equipment	Balance December 31, 2017
Deferred tax liabilities (assets)
PP&E	$668	$(53)	$(1)	$614
Risk management	(40)	5	—	(35)
Decommissioning liability	(69)	23	—	(46)
Share-based compensation	(4)	3	—	(1)
Non-capital losses	(541)	9	—	(532)

Net deferred tax liability	$14	$(13)	$(1)	$—

	Balance January 1, 2016	Provision (Recovery) in Income	Recognized in Property, Plant and Equipment	Balance December 31, 2016
Deferred tax liabilities (assets)
PP&E	$1,129	$(461)	$—	$668
Risk management	12	(52)	—	(40)
Decommissioning liability	(107)	38	—	(69)
Share-based compensation	(2)	(2)	—	(4)
Non-capital losses	(766)	225	—	(541)

Net deferred tax liability	$266	$(252)	$—	$14

As at December 31, 2017, Obsidian Energy had approximately $2.4 billion (2016 – $2.4 billion) in total tax pools, including non-capital losses of $2.0 billion (2016 - $2.0 billion). The non-capital losses are available for immediate deduction against future taxable income and expire in the years 2026 through 2038. A deferred tax asset has not been recognized in respect of non-capital losses of $17 million (December 31, 2016 – nil) as there is not sufficient certainty regarding future utilization.

At December 31, 2017, Obsidian Energy had realized and unrealized net capital losses of $586 million (2016 - $591 million). A deferred tax asset has not been recognized in respect of these losses as they may only be applied against future capital gains.

The Company has income tax filings that are subject to audit by taxation authorities, which may impact its deferred income tax position or amount. The Company does not anticipate adjustments arising from these audits and believes it has adequately provided for income taxes based on available information, however, adjustments that arise could be material.